GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The Company has recorded the following Goodwill on its acquisitions:

(millions of Canadian $)	U.S. Natural Gas Pipelines

Balance at January 1, 2019	14,178
Sale of Columbia Midstream assets	(595)
Foreign exchange rate changes	(696)
Balance at December 31, 2019	12,887
Foreign exchange rate changes	(208)
Balance at December 31, 2020	12,679